Registration No. ____________


              SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                         FORM S-8
                  REGISTRATION STATEMENT
                          UNDER
                 THE SECURITIES ACT OF 1933


                     HUFFY CORPORATION
         (Exact name of issuer as specified in its Charter)

       Ohio                              31-0326270
(State of Incorporation)  (I.R.S. Employer Identification No.)

    225 Byers Road, Miamisburg, Ohio         45342
(Address of Principal Executive Offices)   (Zip Code)


                     HUFFY CORPORATION
                   1988 STOCK OPTION AND
                   RESTRICTED SHARE PLAN
                   (Full Title of the Plan)


                   Nancy A. Michaud, Secretary
                      Huffy Corporation
                      225 Byers Road
                   Miamisburg, Ohio 45342
                        (513) 866-6251
      (Name, address, including zip code, and telephone number, including area code, of agent for service)



                     CALCULATION OF REGISTRATION FEE

Title of        Amount     Proposed  Proposed  Amount of
Securities      to be      Maximum   Maximum   Registration
to be           Registered Offering  Offering  Fee
Registered                 Price     Price
                           Per Share
Common Stock,   650,000    $12.25    $7,962,500 $2,745.68
no par value

Approximate date of proposed commencement of sales hereunder:
As soon as practicable after the effective date of this Registration
Statement

* Based pursuant to Rule 457(c) and 457(f)(1), on the average of the high and low prices of the common stock of Huffy Corporation on the New York Stock Exchange on $12.25, a date within 5 days of the date on which this Registration Statement is filed.
                             PART I

        INFORMATION REQUIRED IN THE SECTION 10(a) PROSPECTUS

The information specified in Part I of Form S-8 is set forth in a single document, entitled "Prospectus," which constitutes a part of the Section 10(a) Prospectus to which this Registration Statement relates but which is not filed herewith.

                             PART II

          INFORMATION REQUIRED IN THE REGISTRATION STATEMENT

Item 3.  Incorporation of Documents by Reference.

Huffy Corporation (the "Registrant") hereby states that the documents listed in (a) through (d) below are incorporated by reference in this Registration Statement, and further states that all documents subsequently filed by the Registrant pursuant to Sections 13(a), 13(c), 14 and 15(d) of the Securities Exchange Act of 1934, prior to the filing of a post-effective amendment which indicates that all securities offered have been sold or which deregisters all securities then remaining unsold, shall be deemed to be incorporated by reference in this Registration Statement and to be a part hereof from the date of filing such documents.

(a) The Registrant's Annual Report on Form 10-K for the year ended December 31, 1995.

(b) All other reports filed pursuant to Section 13(a) or 15(d) of the Securities and Exchange Act since December 31, 1995.

(c) The description of the Registrant's Common Stock contained in the Registration Statement on Form 10 filed pursuant to Section
12(g) of the Securities Exchange Act of 1934, which Registration
Statement became effective on January 17, 1967.

(d) Huffy Corporation 1988 Stock Option and Restricted Share Plan, filed as Exhibit 19(b) to Form 10-Q for the fiscal quarter ended June 30, 1988, as amended as described in Exhibit A to the Company's Proxy Statement, dated March 13, 1992, for the Annual Meeting of Shareholders held April 24, 1992.

Item 4. Description of Securities.

Not applicable.

Item 5.  Interests of Named Experts and Counsel.

Not applicable.

Item 6.  Indemnification of Directors and Officers.

The Registrant's amended Code of Regulations provides that the Registrant shall indemnify each director, officer, employee or agent of the Registrant to the full extent permitted by Ohio law.

In general, under Section 1701.13(E) of the Ohio Revised Code, an Ohio corporation is permitted to indemnify its present or former officers, directors, employees and agents against liabilities and expenses incurred by such persons in their capacities as such so long as they acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, if they had no reasonable cause to believe that their conduct was unlawful, except that no indemnification may be made in respect of any claim, issue or matter to which a person is adjudged liable to the corporation unless the court in which the action was brought determines, upon application, that such person is entitled to indemnity. Any indemnification provided for by law may be made by a corporation upon a determination by (a) a majority vote of a quorum of directors who are not parties to such suit or action, (b) independent legal counsel, if no quorum of directors who are not parties to the suit or action is available or (c) the shareholders that the person seeking indemnification has met the applicable statutory standard of conduct. The statute also provides that an Ohio corporation may advance attorneys' fees incurred by directors and officers, employees, agents and others prior to the final outcome of a matter.

In addition, the Registrant has purchased insurance policies which provide coverage for the acts and omissions of the Registrant's directors and officers in certain situations.

Item 7.  Exemption From Registration Claimed.

Not applicable.

Item 8. Exhibits.

           Exhibit No.            Description

           5, 23.1        Opinion of Dinsmore & Shohl as
                          to the legality of the securities being
                          registered

            4             Second Amendment to Huffy Corporation
                          1988 Stock Option Plan and Restricted
                          Share Plan, dated April 26, 1996

            23.2          Consent of KPMG Peat Marwick LLP,
                          independent certified public
                          accountants

            24            Power of Attorney*
- - ---------------------
* Contained herein on the signature page

Item 9.  Undertakings.

A.  The undersigned registrant hereby undertakes:

i. To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

ii. That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

iii. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

B. The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the registrant's annual report pursuant to section 13(a) or section 15(d) of the Securities Exchange Act of 1934 (and, where applicable, each filing of an employee benefit plan's annual report pursuant to section 15(d) of the Securities Exchange of 1934) that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

C. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. 1988 Stock Option and Restricted Share Plan


                               SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-8 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miamisburg, State of Ohio on July 8, 1996.

                                Huffy Corporation


                                By: /s/ Nancy A. Michaud
                                  Nancy A. Michaud, Vice President -
                                General Counsel and Secretary

                      POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below hereby constitutes and appoints Nancy A. Michaud, as his or her true and lawful attorney-in-fact and agent, with full power of substitution, to sign and execute on behalf of the undersigned any amendment or amendments to this Registration Statement on Form S-8, and to perform any acts necessary to be done in order to file such amendment with exhibits thereto and other documents in connection therewith with the Securities and Exchange Commission, and each of the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or her substitutes, shall do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                  Title                     Date


/s/ Richard L. Molen  Chairman of the Board,       June 13, 1996
Richard L. Molen      President and Chief
                      Executive Officer; Director
                      (Principal executive officer)


/s/ Thomas A. Frederick Vice President - Finance   June 13, 1996
Thomas A. Frederick    and Chief Financial Officer
                       (Principal financial officer)



/s/ Timothy G. Howard  Vice President - Controller June 13, 1996
Timothy G. Howard      (Principal accounting officer)



Directors:                                             Date


/s/ Richard L. Molen                               June 13, 1996
Richard L. Molen


____________________________                        ______________
William K. Hall - not signed



/s/ Stephen P. Huffman                            June 13, 1996
Stephen P. Huffman



/s/ Linda B. Keene                                June 13, 1996
Linda B. Keene



/s/ Jack D. Michaels                              June 13, 1996
Jack D. Michaels


/s/ Donald K. Miller                              June 13, 1996
Donald K. Miller



/s/ James F. Robeson                              June 13, 1996
James F. Robeson


/s/ Patrick W. Rooney                             June 13, 1996
Patrick W. Rooney


/s/ Geoffrey W. Smith                            June 13, 1996
Geoffrey W. Smith



/s/ Thomas C. Sullivan                           June 13, 1996
Thomas C. Sullivan



/s/ Fred G. Wall                                 June 13, 1996
Fred G. Wall

                            INDEX TO EXHIBITS



 Exhibit No.             Description                Page

   5, 23.1     Opinion of Dinsmore & Shohl as
               to the legality of the securities
               being registered.

     4         Second Amendment to Huffy Corporation
               1988 Stock Option and Restricted Share
               Plan, as amended dated April 26, 1996

   23.2        Consent of KPMG Peat Marwick LLP,
               independent certified public
               accountants

    24         Power of Attorney*


- - --------------------------------
*  Contained herein on the signature page